January 31, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:       Dreyfus Manager Funds II

File No. 811-21327

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-8023.

                                                                                                            Very truly yours,

                                                                                                            /s/ Kara Dooley

                                                                                                            Kara Dooley

                                                                                                            Paralegal

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Enclosure